FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   December 31, 2005

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       49

	c.	Information Table Value Total   $ 220,988

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2005
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                        MKT
                                   SECURITY             VAL
SECURITY                   TYPE    SYMBOL    CUSIP      x 1000   SHARES

3M COMPANY                 common  mmm       88579y101   6,438    83,075
AMERICAN ELEC PWR          common  aep       025537101     161     4,335
AT&T INC.                  common  t         00206R102   6,389   260,882
AUTOMATIC DATA PROCESSING  common  adp       053015103     143     3,110
BANK OF AMERICA            common  bac       060505104   3,237    70,136
BECTON DICKINSON & CO.     common  bdx       075887109     132     2,200
BLOCK H & R INC            common  hrb       093671105     300    12,210
BP PLC SPONS ADR           common  bp        055622104   7,723   120,261
CITIGROUP                  common  c         172967101     131     2,693
COCA-COLA CO               common  ko        191216100   7,763   192,576
CON AGRA                   common  cag       205887102   2,894   142,685
CON EDISON CO              common  ed        209115104   2,075    44,795
CONOCOPHILLIPS             common  cop       20825c104   3,267    56,153
CORNING INC                common  glw       219350105   4,387   223,125
DOMINION RES INC           common  d         25746u109   1,177    15,250
E I DUPONT DE NEMOURS      common  dd        263534109   7,508   176,649
EMERSON ELECTRIC           common  emr       291011104   7,652   102,441
EXXON MOBIL                common  xom       30231G102   4,184    74,494
FIRST ENERGY               common  fe        337932107     650    13,264
GAP INC                    common  gps       364760108     959    54,375
GENERAL ELECTRIC           common  ge        369604103  11,383   324,771
GENERAL MILLS INC          common  gis       370334104   9,218   186,901
GOODRICH CORP              common  gr        382388106   1,396    33,971
HEWLETT-PACKARD            common  hpq       428236103   8,021   280,162
HOME DEPOT INC             common  hd        437076102   7,851   193,956
HONEYWELL INTL             common  hon       438516106   4,569   122,665
INTL BUS. MACHINES         common  ibm       459200101     326     3,960
JOHNSON & JOHNSON INC      common  jnj       478160104   8,820   146,754
JP MORGAN CHASE            common  jpm       46625H100   8,694   219,051
KEYSPAN CORP               common  kse       49337W100     623    17,450
KIMBERLY-CLARK             common  kmb       494368103   8,956   150,146
LIMITED BRANDS             common  ltd       532716107   5,968   267,037
LUBRIZOL CORP              common  lz        549271104   5,272   121,380
MARATHON OIL               common  mro       565849106   5,141    84,328
MCDONALDS CORP             common  mcd       580135101   7,044   208,894
MCGRAW HILL INC            common  mhp       580645109     132     2,550
MICROSOFT CORP             common  msft      594918104   7,451   284,945
MOODY'S CORPORATION        common  mco       615369105     118     1,920
MOTOROLA INC               common  mot       620076109   6,636   293,764
NATIONAL CITY              common  ncc       635405103   7,150   213,002
PFIZER INC                 common  pfe       717081103   6,503   278,860
PPG INDUSTRIES             common  ppg       693506107   5,930   102,415
PROGRESS ENERGY            common  pgn       743263105     173     3,950
SANMINA CORP               common  sanm      800907107     183    43,036
SCHERING PLOUGH            common  sgp       806605101   1,743    83,609
VERIZON COMM               common  vz        92343V104   6,003   199,301
VF CORP                    common  vfc       918204108   6,692   120,920
WACHOVIA CORP              common  wb        929903102  11,637   220,139
WYETH                      common  wye       983024100     185     4,018

                                                       220,988